Carnival Corporation & Plc Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Cruise
Passenger tickets	$ 11,648	$ 11,658	$ 12,158
Onboard and other	3,598	3,513	3,357
Tour and other	210	211	278
Revenues	15,456	15,382	15,793
Cruise
Commissions, transportation and other	2,303	2,292	2,461
Onboard and other	539	558	506
Fuel	2,208	2,381	2,193
Payroll and related	1,859	1,742	1,723
Food	983	960	965
Other ship operating	2,589	2,233	2,247
Tour and other	143	154	204
Operating expenses	10,624	10,320	10,299
Selling and administrative	1,879	1,720	1,717
Depreciation and amortization	1,588	1,527	1,522
Goodwill, trademark and other impairment charges	13	173	0
Costs and Expenses	14,104	13,740	13,538
Operating income (loss)	1,352	1,642	2,255
Nonoperating (Expense) Income
Interest income	11	10	11
Interest expense, net of capitalized interest	(319)	(336)	(365)
(Gains) losses on fuel derivatives, net	36	(7)	1
Other (expense) income, net	(8)	(7)	10
Nonoperating (Expense) Income, Total	(280)	(340)	(343)
Income Before Income Taxes	1,072	1,302	1,912
Income Tax Benefit (Expense), Net	6	(4)	0
Net Income	$ 1,078	$ 1,298	$ 1,912
Earnings Per Share
Basic (USD per share)	$ 1.39	$ 1.67	$ 2.43
Diluted (USD per share)	$ 1.39	$ 1.67	$ 2.42
Dividends Declared Per Share (USD per share)	$ 1	$ 1.50	$ 1.00